Deposits	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Deposits
Note 8.	Deposits

Time deposits that meet or exceed the FDIC Insurance limit of $250,000 at December 31, 2014 and 2013 were $8,578,639 and $7,828,146, respectively. The aggregate amount of time deposits in denominations of $100,000 to $250,000 at December 31, 2014 and 2013, was $25,292,009 and $25,018,406, respectively.  At December 31, 2014, the scheduled maturities of total time deposits are as follows:

2015	$50,274,234
2016	17,408,010
2017	4,388,220
2018	4,203,282
2019	3,727,426
$80,001,172